Income Taxes (Reconciliation of Japanese Statutory Income Tax Rate and Effective Income Tax Rate) (Detail)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Japanese statutory income tax rate		31.00%	33.00%	35.00%
Increase (reduction) in income taxes resulting from:
Expenses not deductible for tax purposes	[1]	3.70%	0.80%	0.80%
Income of foreign subsidiaries taxed at lower than Japanese statutory tax rate		(2.10%)	(3.00%)	(2.90%)
Tax credit for research and development expenses		(4.80%)	(3.00%)	(4.80%)
Change in valuation allowance		1.70%	(0.80%)	(0.40%)
Effect of enacted changes in tax laws and rates on Japanese tax			1.40%	1.90%
Effect of enacted changes in U.S. tax laws		(3.60%)
Other		1.80%	5.40%	3.80%
Effective income tax rate		27.70%	33.80%	33.40%

[1]	Expenses not deductible for tax purposes for the year ended December 31, 2017 primarily consist of impairment losses on goodwill.